RELATED PARTY TRANSACTIONS - Administrative Services Agreement (Details) - Related Party - USD ($) $ in Thousands		7 Months Ended
	Mar. 15, 2021	Jul. 27, 2022	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Accounts payable			$ 18	$ 373
Sponsor
Related Party Transaction [Line Items]
Administrative expenses	$ 10	$ 65
Accounts payable			$ 100	$ 400